Pay vs Performance Disclosure	12 Months Ended
	Sep. 28, 2025 USD ($) $ / shares	Sep. 29, 2024 USD ($) $ / shares	Sep. 24, 2023 USD ($) $ / shares	Sep. 25, 2022 USD ($) $ / shares	Sep. 26, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
	SCT Total for PEO Cristiano R. Amon ($) (1)	CAP to PEO Cristiano R. Amon ($) (1)(2)	SCT Total for PEO Steve Mollenkopf ($) (1)	CAP to PEO Steve Mollenkopf ($) (1)	Average SCT Total for Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (1)(3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income (in millions) ($)	Adjusted EPS ($) (5)
Year							Company TSR ($)	Peer Group TSR ($)
2025	29,701,097	29,635,405	—	—	10,483,230	10,523,662	164	229	5,541	11.69
2024	25,931,574	48,354,500	—	—	10,295,997	17,886,334	162	185	10,142	9.99
2023	23,490,335	8,639,231	—	—	8,084,666	4,468,742	100	135	7,232	8.32
2022	4,754,113	5,226,561	—	—	4,437,023	5,199,555	110	103	12,936	12.41
2021	20,638,924	39,044,789	7,380,553	40,849,833	8,136,215	14,285,453	119	138	9,043	8.33

1
Mr. Amon was our Principal Executive Officer (PEO) for a portion of fiscal 2021 and all of fiscal 2022 through fiscal 2025. Mr. Mollenkopf was our PEO for a portion of fiscal 2021. Mr. Mollenkopf retired as CEO of the Company, and Mr. Amon was appointed as CEO of the Company, effective June 30, 2021. The other named executive officers (NEOs) represent the following individuals: for fiscal 2025 — Akash Palkhiwala, Alexander H. Rogers, Baaziz Achour, Ann Chaplin and James H. Thompson; for fiscal 2024 and fiscal 2023 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Ann Chaplin; for fiscal 2022 — Akash Palkhiwala, Ann Chaplin, James J. Cathey and James H. Thompson; for fiscal 2021 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Heather Ace.

2
To calculate Compensation Actually Paid (CAP) to Mr. Amon for fiscal 2025, the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Cristiano R. Amon SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2025	29,701,097	(24,162,043)	24,096,351	29,635,405

3
To calculate Average CAP to the Non-PEO NEOs for fiscal 2025, the following amounts were deducted from and added to the SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2025	10,483,230	(8,523,030)	8,563,462	10,523,662

i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for the applicable year, as detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.

Cristiano R. Amon Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2025	24,461,863	575,444	—	(940,956)	24,096,351
Average Non-PEO NEOs Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2025	8,624,868	274,896	—	(336,302)	8,563,462

4
In accordance with SEC rules, Company and Peer Group total shareholder return (TSR) is determined based on the value of a fixed $100 investment beginning with the market close on the last trading day before our fiscal 2021, through and including the end of the respective listed fiscal year. Peer Group TSR represents TSR of the Nasdaq-100 Index, which is the industry peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K.

5
Adjusted EPS is the financial measure that was determined to be the most important financial performance measure linking compensation actually paid to our NEOs to company performance for fiscal 2025 and therefore was selected as the fiscal 2025 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The specific adjustments to GAAP EPS to arrive at Adjusted EPS are predetermined and approved by our HR and Compensation Committee in connection with each year’s annual grant of PSUs. The amounts in the table above represent Adjusted EPS as defined for the EPS PSUs granted in fiscal 2025, and the adjustments to reconcile Adjusted EPS to GAAP EPS for fiscal 2025 are described in Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
1
Mr. Amon was our Principal Executive Officer (PEO) for a portion of fiscal 2021 and all of fiscal 2022 through fiscal 2025. Mr. Mollenkopf was our PEO for a portion of fiscal 2021. Mr. Mollenkopf retired as CEO of the Company, and Mr. Amon was appointed as CEO of the Company, effective June 30, 2021. The other named executive officers (NEOs) represent the following individuals: for fiscal 2025 — Akash Palkhiwala, Alexander H. Rogers, Baaziz Achour, Ann Chaplin and James H. Thompson; for fiscal 2024 and fiscal 2023 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Ann Chaplin; for fiscal 2022 — Akash Palkhiwala, Ann Chaplin, James J. Cathey and James H. Thompson; for fiscal 2021 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Heather Ace.

Peer Group Issuers, Footnote
In accordance with SEC rules, Company and Peer Group total shareholder return (TSR) is determined based on the value of a fixed $100 investment beginning with the market close on the last trading day before our fiscal 2021, through and including the end of the respective listed fiscal year. Peer Group TSR represents TSR of the Nasdaq-100 Index, which is the industry peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
2
To calculate Compensation Actually Paid (CAP) to Mr. Amon for fiscal 2025, the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Cristiano R. Amon SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2025	29,701,097	(24,162,043)	24,096,351	29,635,405
i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for the applicable year, as detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.

Cristiano R. Amon Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2025	24,461,863	575,444	—	(940,956)	24,096,351

Non-PEO NEO Average Total Compensation Amount	$ 10,483,230	$ 10,295,997	$ 8,084,666	$ 4,437,023	$ 8,136,215
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,523,662	17,886,334	4,468,742	5,199,555	14,285,453
Adjustment to Non-PEO NEO Compensation Footnote
3
To calculate Average CAP to the Non-PEO NEOs for fiscal 2025, the following amounts were deducted from and added to the SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2025	10,483,230	(8,523,030)	8,563,462	10,523,662

i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for the applicable year, as detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.
Average Non-PEO NEOs Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2025	8,624,868	274,896	—	(336,302)	8,563,462

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income and Adjusted EPS
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Net Income and Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Tabular List, Table
List of Most Important Measures
In accordance with SEC rules, the following table lists the four financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance for fiscal 2025, as further described in our CD&A.
Most Important Performance Measures
Relative Total Stockholder Return (RTSR) (i)
Adjusted Earnings Per Share (Adjusted EPS) (i)
Adjusted Operating Income (ii)
Adjusted Revenues (ii)

i.
RTSR and Adjusted EPS are the performance metrics used for our PSUs, which comprise 60% of the long-term incentive compensation of our NEOs, including the CEO.

ii.
Adjusted Operating Income and Adjusted Revenues are the financial measures used to assess performance in determining the funding for our ACIP.

Total Shareholder Return Amount	$ 164	162	100	110	119
Peer Group Total Shareholder Return Amount	229	185	135	103	138
Net Income (Loss)	$ 5,541,000,000	$ 10,142,000,000	$ 7,232,000,000	$ 12,936,000,000	$ 9,043,000,000
Company Selected Measure Amount | $ / shares	11.69	9.99	8.32	12.41	8.33
PEO Name	Cristiano R. Amon
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (RTSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (Adjusted EPS)
Non-GAAP Measure Description
5
Adjusted EPS is the financial measure that was determined to be the most important financial performance measure linking compensation actually paid to our NEOs to company performance for fiscal 2025 and therefore was selected as the fiscal 2025 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The specific adjustments to GAAP EPS to arrive at Adjusted EPS are predetermined and approved by our HR and Compensation Committee in connection with each year’s annual grant of PSUs. The amounts in the table above represent Adjusted EPS as defined for the EPS PSUs granted in fiscal 2025, and the adjustments to reconcile Adjusted EPS to GAAP EPS for fiscal 2025 are described in Appendix A.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenues
Cristiano R. Amon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,701,097	$ 25,931,574	$ 23,490,335	$ 4,754,113	$ 20,638,924
PEO Actually Paid Compensation Amount	29,635,405	48,354,500	8,639,231	5,226,561	39,044,789
Steve Mollenkopf [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,380,553
PEO Actually Paid Compensation Amount					$ 40,849,833
PEO | Cristiano R. Amon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,162,043)
PEO | Cristiano R. Amon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,096,351
PEO | Cristiano R. Amon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,461,863
PEO | Cristiano R. Amon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,444
PEO | Cristiano R. Amon [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Cristiano R. Amon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(940,956)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,563,462
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,523,030)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,563,462
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,624,868
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,896
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (336,302)